Expense Example - PGIM Jennison Value Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	655	878	1,118	1,806	335	724	1,240	2,347	142	493	868	1,923	84	262	455	1,014	72	243	430	970